Trade and other receivables, deposits and prepayments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables, deposits and prepayments
Trade receivables	¥ 7,772,000	¥ 14,324,000
Other receivables	1,550,000	53,566,000
Deposits	15,204,000	58,212,000
Prepayments	31,471,000	35,811,000
Advances to employees	41,000	2,976,000
Trade and other receivables , Gross	48,266,000	150,565,000
Less: Non-current portion
Prepayments and deposits	(16,574,000)	(51,850,000)
Current portion	¥ 31,692,000	¥ 98,715,000
Age of trade receivables	30 days
Consideration receivable related to disposal of subsidiaries	¥ 41,000,000